Revenue, Collaboration (Details) - GBP (£)	3 Months Ended			9 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Genentech [Member]
Collaboration [Abstract]
Revenue receivable for R&D word done	£ 624,000		£ 87,000	£ 984,000	£ 717,000
GSK [Member]
Collaboration [Abstract]
Revenue recognized		£ 0
Eli Lilly [Member]
Collaboration [Abstract]
Revenue recognized		£ 0